Trouble Debt Restructing Modified (Details) - Jun. 30, 2015 $ in Thousands	USD ($)	USD ($)
Financing Receivable Trouble Debt Restructing Modifications [Line Items]
Modification number of contracts	1	3
Pre-modification outstanding recorded investment	$ 61	$ 769
Post -modification outstanding recorded investment	$ 66	$ 771
Commercial and Industrial Loans [Member]
Financing Receivable Trouble Debt Restructing Modifications [Line Items]
Modification number of contracts	1	1
Pre-modification outstanding recorded investment	$ 61	$ 61
Post -modification outstanding recorded investment	$ 66	$ 66
Construction And Land Development Loans [Member]
Financing Receivable Trouble Debt Restructing Modifications [Line Items]
Modification number of contracts		1
Pre-modification outstanding recorded investment		$ 116
Post -modification outstanding recorded investment		$ 113
Commercial Real Estate Other Loans [Member]
Financing Receivable Trouble Debt Restructing Modifications [Line Items]
Modification number of contracts		1
Pre-modification outstanding recorded investment		$ 592
Post -modification outstanding recorded investment		$ 592
Commercial Real Estate Loans, Total [Member]
Financing Receivable Trouble Debt Restructing Modifications [Line Items]
Modification number of contracts		1
Pre-modification outstanding recorded investment		$ 592
Post -modification outstanding recorded investment		$ 592